Fair Value of Financial Assets and Liabilities - Valuation Techniques and Range of Unobservable Inputs (Detail) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total assets, at fair value through other comprehensive income and profit or loss	€ 183,004	€ 192,951
Total liabilities, at fair value through other comprehensive income and profit or loss	110,874	87,142
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total assets, at fair value through other comprehensive income and profit or loss	5,868	2,034	€ 2,456
Total liabilities, at fair value through other comprehensive income and profit or loss	525	1,242	€ 1,525
Level 3 [member] | Debt securities [member] | Financial assets designated as at fair value through profit and loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total assets, at fair value through other comprehensive income and profit or loss	898	386
Level 3 [member] | Debt securities [member] | Financial assets at fair value through other comprehensive income, category designated [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total assets, at fair value through other comprehensive income and profit or loss	252
Level 3 [member] | Loans and advances [member] | Financial assets designated as at fair value through profit and loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total assets, at fair value through other comprehensive income and profit or loss	1,110	20
Level 3 [member] | Loans and advances [member] | Financial assets at fair value through other comprehensive income, category designated [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total assets, at fair value through other comprehensive income and profit or loss	2,865
Level 3 [member] | Derivatives at rates [member] | Financial assets designated as at fair value through profit and loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total assets, at fair value through other comprehensive income and profit or loss	191	490
Level 3 [member] | Derivatives at foreign exchange [member] | Financial assets designated as at fair value through profit and loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total assets, at fair value through other comprehensive income and profit or loss		477
Level 3 [member] | Derivative at credit [member] | Financial assets designated as at fair value through profit and loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total assets, at fair value through other comprehensive income and profit or loss	42	10
Level 3 [member] | Derivatives at equity [member] | Financial assets designated as at fair value through profit and loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total assets, at fair value through other comprehensive income and profit or loss	76	161
Level 3 [member] | Other derivatives [member] | Financial assets designated as at fair value through profit and loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total assets, at fair value through other comprehensive income and profit or loss	2	5
Level 3 [member] | Available for sale at debt [member] | Financial assets designated as at fair value through profit and loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total assets, at fair value through other comprehensive income and profit or loss		14
Level 3 [member] | Available for sale at equity [member] | Financial assets designated as at fair value through profit and loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total assets, at fair value through other comprehensive income and profit or loss		467
Level 3 [member] | Financial Liabilities, Equity securities [Member] | Financial liabilities designated at fair value through profit or loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total liabilities, at fair value through other comprehensive income and profit or loss		1
Level 3 [member] | Loans and advances [member] | Financial liabilities designated at fair value through profit or loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total liabilities, at fair value through other comprehensive income and profit or loss	17
Level 3 [member] | Structured notes [member] | Financial liabilities designated at fair value through profit or loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total liabilities, at fair value through other comprehensive income and profit or loss	200	101
Level 3 [member] | Derivatives at rates [member] | Financial liabilities designated at fair value through profit or loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total liabilities, at fair value through other comprehensive income and profit or loss	159	485
Level 3 [member] | Derivatives at foreign exchange [member] | Financial liabilities designated at fair value through profit or loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total liabilities, at fair value through other comprehensive income and profit or loss	1	479
Level 3 [member] | Derivative at credit [member] | Financial liabilities designated at fair value through profit or loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total liabilities, at fair value through other comprehensive income and profit or loss	60	48
Level 3 [member] | Derivatives at equity [member] | Financial liabilities designated at fair value through profit or loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total liabilities, at fair value through other comprehensive income and profit or loss	83	€ 128
Level 3 [member] | Other derivatives [member] | Financial liabilities designated at fair value through profit or loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total liabilities, at fair value through other comprehensive income and profit or loss	€ 5
Level 3 [member] | Minimum [member] | Price [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0	1
Level 3 [member] | Minimum [member] | Price [member] | Loans and advances [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	10.00%	0.00%
Level 3 [member] | Minimum [member] | Price [member] | Structured notes [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	77.00%	52.00%
Level 3 [member] | Minimum [member] | Price [member] | Derivative at credit [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	95.00%
Level 3 [member] | Minimum [member] | Price [member] | Available for sale at debt [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		69.00%
Level 3 [member] | Minimum [member] | Price [member] | Other Comprehensive Income (Loss) [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	93.00%
Level 3 [member] | Minimum [member] | Credit spread [member] | Loans and advances [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	0.95%
Level 3 [member] | Minimum [member] | Credit spread [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	0.08%	0.02%
Level 3 [member] | Minimum [member] | Credit spread [member] | Other Comprehensive Income (Loss) [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	331.00%
Level 3 [member] | Minimum [member] | Equity volatility [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	15.00%	14.00%
Level 3 [member] | Minimum [member] | Equity volatility [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	6.00%	5.00%
Level 3 [member] | Minimum [member] | Equity and equity correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.6	0.5
Level 3 [member] | Minimum [member] | Equity/FX correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.5)	0.2
Level 3 [member] | Minimum [member] | Equity/FX correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.8)	(0.9)
Level 3 [member] | Minimum [member] | Dividend yield [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.00%	2.00%
Level 3 [member] | Minimum [member] | Dividend yield [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 [member] | Minimum [member] | Interest rate volatility [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	28.00%
Level 3 [member] | Minimum [member] | Interest rate volatility [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	23.00%	23.00%
Level 3 [member] | Minimum [member] | Interest rate correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.7
Level 3 [member] | Minimum [member] | Interest rate correlation [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.8
Level 3 [member] | Minimum [member] | Implied correlation [member] | Structured notes [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.7	0.7
Level 3 [member] | Minimum [member] | Implied correlation [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.7	0.7
Level 3 [member] | Minimum [member] | Reset spread [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%	2.00%
Level 3 [member] | Minimum [member] | Prepayment rate [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	5.00%	5.00%
Level 3 [member] | Minimum [member] | Prepayment rate [member] | Other Comprehensive Income (Loss) [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	6.00%
Level 3 [member] | Minimum [member] | Inflation rate [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		4.00%
Level 3 [member] | Minimum [member] | Inflation rate [member] | Derivatives at foreign exchange [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		4.00%
Level 3 [member] | Minimum [member] | Inflation rate [member] | Other Comprehensive Income (Loss) [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	3.00%
Level 3 [member] | Minimum [member] | Jump rate [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	12.00%	12.00%
Level 3 [member] | Minimum [member] | Equity/equity correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.0	0.1
Level 3 [member] | Minimum [member] | Commodity volatility [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	12.00%	9.00%
Level 3 [member] | Minimum [member] | Com/com correlation [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation		0.3
Level 3 [member] | Minimum [member] | Com/correlation [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.6)	(0.6)
Level 3 [member] | Minimum [member] | Other [member] | Other Comprehensive Income (Loss) [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	63.00%
Level 3 [member] | Minimum [member] | Debt securities [member] | Price [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 [member] | Minimum [member] | Debt securities [member] | Price [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 [member] | Minimum [member] | Debt securities [member] | Credit spread [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	4.26%
Level 3 [member] | Maximum [member] | Price [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	5,475	54
Level 3 [member] | Maximum [member] | Price [member] | Loans and advances [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	100.00%	101.00%
Level 3 [member] | Maximum [member] | Price [member] | Structured notes [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	106.00%	116.00%
Level 3 [member] | Maximum [member] | Price [member] | Derivative at credit [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	100.00%
Level 3 [member] | Maximum [member] | Price [member] | Available for sale at debt [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		90.00%
Level 3 [member] | Maximum [member] | Price [member] | Other Comprehensive Income (Loss) [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	100.00%
Level 3 [member] | Maximum [member] | Credit spread [member] | Loans and advances [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	0.95%
Level 3 [member] | Maximum [member] | Credit spread [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	34.06%	4.24%
Level 3 [member] | Maximum [member] | Credit spread [member] | Other Comprehensive Income (Loss) [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	331.00%
Level 3 [member] | Maximum [member] | Equity volatility [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	27.00%	23.00%
Level 3 [member] | Maximum [member] | Equity volatility [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	100.00%	129.00%
Level 3 [member] | Maximum [member] | Equity and equity correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.8	0.7
Level 3 [member] | Maximum [member] | Equity/FX correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.1	0.4
Level 3 [member] | Maximum [member] | Equity/FX correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.2	0.8
Level 3 [member] | Maximum [member] | Dividend yield [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	5.00%	6.00%
Level 3 [member] | Maximum [member] | Dividend yield [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	14.00%	21.00%
Level 3 [member] | Maximum [member] | Interest rate volatility [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	80.00%
Level 3 [member] | Maximum [member] | Interest rate volatility [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	300.00%	300.00%
Level 3 [member] | Maximum [member] | Interest rate correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.9
Level 3 [member] | Maximum [member] | Interest rate correlation [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.8
Level 3 [member] | Maximum [member] | Implied correlation [member] | Structured notes [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.7	0.7
Level 3 [member] | Maximum [member] | Implied correlation [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.7	1.0
Level 3 [member] | Maximum [member] | Reset spread [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%	2.00%
Level 3 [member] | Maximum [member] | Prepayment rate [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	10.00%	10.00%
Level 3 [member] | Maximum [member] | Prepayment rate [member] | Other Comprehensive Income (Loss) [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	6.00%
Level 3 [member] | Maximum [member] | Inflation rate [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		4.00%
Level 3 [member] | Maximum [member] | Inflation rate [member] | Derivatives at foreign exchange [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		4.00%
Level 3 [member] | Maximum [member] | Inflation rate [member] | Other Comprehensive Income (Loss) [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	3.00%
Level 3 [member] | Maximum [member] | Jump rate [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	12.00%	12.00%
Level 3 [member] | Maximum [member] | Equity/equity correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.9	1.0
Level 3 [member] | Maximum [member] | Commodity volatility [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	37.00%	42.00%
Level 3 [member] | Maximum [member] | Com/com correlation [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation		0.9
Level 3 [member] | Maximum [member] | Com/correlation [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.3	(0.3)
Level 3 [member] | Maximum [member] | Other [member] | Other Comprehensive Income (Loss) [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	80.00%
Level 3 [member] | Maximum [member] | Debt securities [member] | Price [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	132.00%	161.00%
Level 3 [member] | Maximum [member] | Debt securities [member] | Price [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 [member] | Maximum [member] | Debt securities [member] | Credit spread [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	4.26%
Level 3 [member] | Equity securities [member] | Financial assets designated as at fair value through profit and loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total assets, at fair value through other comprehensive income and profit or loss	€ 141	€ 4
Level 3 [member] | Equity securities [member] | Financial assets at fair value through other comprehensive income, category designated [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total assets, at fair value through other comprehensive income and profit or loss	€ 291